Schedule of Investment (Details) - Schedule of Investment	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($) oz	May. 06, 2014 oz	May. 05, 2014 USD ($)
Schedule of Investment [Abstract]
Gold Bullion (in Ounces) | oz		51,379	1,000
Gold Bullion	$ 65,155,193	$ 65,938,882
Gold Bullion	$ 60,053,590	$ 64,750,586		$ 1,306,250
Gold Bullion		100.00%